ACCOUNTS RECEIVABLES, NET (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2014	Dec. 31, 2015
Accounts receivables
Accounts receivables	¥ 198,851		¥ 113,169
Less: allowance for doubtful accounts			(2,156)
Accounts receivables, net	198,851		111,013
Unbilled portion	117,192		46,275
Movement of the allowance for doubtful accounts
Balance at the beginning of the year	2,156
Allowance made during the year		¥ 2,156
Reversal during the year	(2,156)
Balance at the end of the year		¥ 2,156
Accounts receivable
Accounts receivables
Assets pledged	¥ 87,347		¥ 42,511